Consolidated Statements Of Changes In Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (accumulated deficit)	Treasury Stock
Beginning Balance at Dec. 31, 2015	$ 344,498	$ 1,395	$ 209,243	$ 633	$ 133,227
Beginning Balance, shares at Dec. 31, 2015		139,521
Net income	110,940				110,940
Other comprehensive income	(1,665)			(1,665)
Stock-based compensation expenses	17,364		17,364
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		1,790
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	69	$ 18	51
Dividends declared	(28,443)				(28,443)
Ending Balance at Dec. 31, 2016	442,763	$ 1,413	226,658	(1,032)	215,724
Ending Balance, shares at Dec. 31, 2016		141,311
Net income	74,955				74,955
Other comprehensive income	3,675			3,675
Stock-based compensation expenses	15,494		15,494
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		1,851
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	353	$ 18	335
Dividends declared	(43,189)				(43,189)
Ending Balance at Dec. 31, 2017	$ 494,051	$ 1,431	242,487	2,643	247,490
Ending Balance, shares at Dec. 31, 2017	143,162	143,162
Net income	$ 98,070				98,070
Other comprehensive income	(2,148)			(2,148)
Stock-based compensation expenses	20,779		20,779
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units, shares		1,517
Issuance of ordinary shares upon exercise of employee stock options and restricted stock units	(20)	$ 16	(36)
Share repurchase	(34,755)					$ (34,755)
Dividends declared	(43,700)				(43,700)
Ending Balance at Dec. 31, 2018	$ 532,277	$ 1,447	$ 263,230	$ 495	$ 301,860	$ (34,755)
Ending Balance, shares at Dec. 31, 2018	144,679	144,679